Capital Stock and Stockholders' Deficit - Summary of Reserved for Issuance Upon the Potential Conversion or Exercise (Details) - shares	Jun. 30, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Common stock shares reserved for future issuance	36,434,524	32,693,169
Restricted Stock Units
Class of Stock [Line Items]
Common stock shares reserved for future issuance	593,397	643,635
Outstanding Options to Purchase Common Stock
Class of Stock [Line Items]
Common stock shares reserved for future issuance	7,198,719	3,886,038
Warrants to Purchase Preferred Stock (as converted to warrants to purchase common stock)
Class of Stock [Line Items]
Common stock shares reserved for future issuance	403,658	138,857
Warrants to Purchase Common Stock
Class of Stock [Line Items]
Common stock shares reserved for future issuance		264,801
Public Warrants to Purchase Common Stock
Class of Stock [Line Items]
Common stock shares reserved for future issuance		18,759,838
Earn-Out Shares
Class of Stock [Line Items]
Common stock shares reserved for future issuance	9,000,000	9,000,000
Shares of Common Stock Issued Upon the Exercise of Public Warrants [Member]
Class of Stock [Line Items]
Common stock shares reserved for future issuance	18,759,554
Convertible Notes (as Converted to Common Stock)
Class of Stock [Line Items]
Common stock shares reserved for future issuance	479,196